Other non financial liability, non-current (Tables)	12 Months Ended
Mar. 31, 2022
Other Non Financial Liability Non-current
Schedule of other non-current non-financial liabilities
	March 31,
	2021	2022
Deferred Consideration (refer to note 36)	44,453	-
Total	44,453	-